Basis of Preparation - Summary of Impacts Arising from Initial Adoption IFRS 15 Recognised Directly to Equity (Detail) - IFRS 15 [member] R$ in Millions	Jan. 01, 2019 BRL (R$)
Disclosure of impact on adoption of IFRS9 and IFRS15 [line items]
Adjustment arising from Taesa	R$ 25
Taesa [member]
Disclosure of impact on adoption of IFRS9 and IFRS15 [line items]
Adjustment arising from Taesa	R$ 25